Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	PIPE Investors	Palantir	CTH	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock CariCord	Series X Redeemable Convertible Preferred Stock	Common Stock	Common Stock PIPE Investors	Common Stock Palantir	Common Stock CTH	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital PIPE Investors	Additional Paid-in Capital Palantir	Additional Paid-in Capital CTH	Accumulated Deficit
Balance at Dec. 31, 2019	$ (327,420)								$ 1					$ 27,909				$ (355,330)
Temporary Equity, Balance (in Shares) at Dec. 31, 2019					29,484,740	27,552,236		11,953,274
Temporary Equity, Balance at Dec. 31, 2019					$ 184,247	$ 206,035		$ 75,000
Balance (in Shares) at Dec. 31, 2019									18,421,084				(13,975)
Exercise of stock options	138													138
Exercise of stock options (in Shares)									108,369
Repurchase of common stock	(256)												$ (256)
Repurchase of common stock (in Shares)													(76,859)
Stock-based compensation expense	4,371													4,371
Share issuance costs						(15)
Issuance of convertible preferred stock						$ 84,596	$ 250
Issuance of convertible preferred stock (in Shares)						13,620,063	33,183
Net loss	(208,233)																	(208,233)
Balance at Dec. 31, 2020	(531,400)								$ 1				$ (256)	32,418				(563,563)
Temporary Equity, Balance (in Shares) at Dec. 31, 2020					29,484,740	41,205,482		11,953,274
Temporary Equity, Balance at Dec. 31, 2020					$ 184,247	$ 290,866		$ 75,000
Balance (in Shares) at Dec. 31, 2020									18,529,453				(90,834)
Exercise of stock options	197													197
Exercise of stock options (in Shares)									572,252
Stock-based compensation expense	40,010													40,010
Recapitalization from GX Acquisition Corp. merger, net of redemptions, equity issuance costs and merger costs	485,598								$ 10				$ 256	485,332
Recapitalization net of redemptions, equity issuance costs and merger costs redeemable convertible preferred stock (in Shares)					(29,484,740)	(41,205,482)		(11,953,274)
Recapitalization net of redemptions, equity issuance costs and merger costs redeemable convertible preferred stock					$ (184,247)	$ (290,866)		$ (75,000)
Recapitalization from GX Acquisition Corp. merger, net of redemptions, equity issuance costs and merger costs (in Shares)									94,122,408				90,834
Issuance of common stock		$ 83,400	$ 20,000	$ 5,333						$ 1					$ 83,399	$ 20,000	$ 5,333
Issuance of common stock (in Shares)										8,340,000	2,000,000	743,771
Reclassification of liability classified legacy warrants to equity	96,398													96,398
Net loss	(100,118)																	(100,118)
Balance at Dec. 31, 2021	$ 99,418								$ 12					$ 763,087				$ (663,681)
Temporary Equity, Balance (in Shares) at Dec. 31, 2021					0	0		0
Temporary Equity, Balance at Dec. 31, 2021					$ 0	$ 0		$ 0
Balance (in Shares) at Dec. 31, 2021									124,307,884				0